Contents of Significant Accounts - Details of Distribution of Employees' Compensation and Remuneration to Directors (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Analysis of income and expense [Abstract]
Employees' compensation - Cash	$ 1,032,324	$ 930,551	$ 1,131,180
Directors' remuneration	$ 11,452	$ 9,714	$ 12,086